Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone (215) 564-8000 Fax (215) 564-8120

Amy C. Fitzsimmons

AFitzsimmons@stradley.com

215-564-8711

April 29, 2011

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	UBS Relationship Funds
File No. 811-09036

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 44 (the “Amendment”) to the Registration Statement of UBS Relationship Funds (the “Fund”) on Form N-1A.

The Amendment is being filed to update the Fund’s financial statements for the fiscal year ended December 31, 2010, and to make certain non-material changes.

Please direct questions or comments relating to the Amendment to me at the number above.

Very truly yours,

/s/ Amy C. Fitzsimmons
Amy C. Fitzsimmons

Philadelphia, PA — Malvern, PA — Wilmington, DE — Cherry Hill, NJ — Washington, DC

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